Total
Fund Summary
Franklin Custodian Funds-29 | Franklin Utilities Fund
Investment Goal
Capital appreciation and current income.
Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 117 in the Fund's Prospectus and under “Buying and Selling Shares” on page 83 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – "Intermediary Sales Charge Discounts and Waivers" to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees {- Franklin Utilities Fund} - Franklin Custodian Funds-29 - Franklin Utilities Fund	Class A		Class A1	[1]	Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	3.75%		3.75%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	none	[2]	none	[2]	1.00%	none	none	none
[1]	Effective September 7, 2018, Class A1 shares were closed to new investors.
[2]	There is a 0.75% contingent deferred sales charge (CDSC) that applies to investments of $500,000 or more (see "Investments of $500,000 or More – Income, U.S. Government Securities and Utilities Funds" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase. Effective March 10, 2020, the CDSC will change from 0.75% to 1.00%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses {- Franklin Utilities Fund} - Franklin Custodian Funds-29 - Franklin Utilities Fund	Class A	Class A1	Class C	Class R	Class R6		Advisor Class
Management fees	0.46%	0.46%	0.46%	0.46%	0.46%		0.46%
Distribution and service (12b-1) fees	0.25%	0.15%	0.65%	0.50%	none		none
Other expenses	0.12%	0.12%	0.12%	0.12%	0.07%	[1]	0.12%
Total annual Fund operating expenses	0.83%	0.73%	1.23%	1.08%	0.53%		0.58%
Fee waiver and/or expense reimbursement	none	none	none	none	(0.03%)		none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.83%	0.73%	1.23%	1.08%	0.50%		0.58%
[1]	The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that the transfer agency fees for that class do not exceed 0.03% until January 31, 2021. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example {- Franklin Utilities Fund} - Franklin Custodian Funds-29 - Franklin Utilities Fund - USD ($)	Class A	Class A1	Class C	Class R	Class R6	Advisor Class
1 year	$ 457	$ 447	$ 225	$ 110	$ 51	$ 59
3 years	630	600	390	343	167	186
5 years	818	766	676	595	293	324
10 years	$ 1,362	$ 1,247	$ 1,489	$ 1,317	$ 662	$ 726

If you do not sell your shares:
Expense Example, No Redemption {- Franklin Utilities Fund}	Franklin Custodian Funds-29 Franklin Utilities Fund Class C USD ($)
1 Year	$ 125
3 Years	390
5 Years	676
10 Years	$ 1,489

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7.90% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in the securities of public utilities companies. These are companies that provide electricity, natural gas, water, and communications services to the public and companies that provide services to public utilities companies. The Fund concentrates (invests more than 25% of its total assets) in companies operating in the utilities industry. The Fund invests primarily in equity securities, which consist mainly of common stocks.

The Fund searches for the best return opportunities available in the global utilities arena with a specific focus on the U.S. electricity and gas sector. Generally, the Fund seeks to invest in companies producing a high percentage of earnings from their regulated operations.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Utilities Industry

Utility company equity securities, to the extent they are purchased for their dividend yield, historically have been sensitive to interest rate movements: when interest rates have risen, the stock prices of these companies have tended to fall. In some states, utility companies and their rates are regulated; other states have moved to deregulate such companies thereby causing non-regulated companies’ returns to generally be more volatile and more sensitive to changes in revenue and earnings. Certain utilities companies face risks associated with the operation of nuclear facilities for electric generation, including, among other considerations, litigation, the problems associated with the use of radioactive materials and the effects of natural or man-made disasters. In general, all utility companies may face additional regulation and litigation regarding their power plant operations; increased costs from new or greater regulation of these operations; the need to purchase expensive emissions control equipment or new operations due to regulations; and the availability and cost of fuel, all of which may lower their earnings. The distribution side of the utilities industry also faces increased operational costs related to the natural aging of equipment and the related costs required to provide maintenance, upgrades or replacements to such equipment to insure safe and reliable utility operations.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Concentration

By focusing on an industry or a group of industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Because the Fund concentrates in a specific industry or group of industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary index in the table below shows how the Fund's performance compares to a group of securities that reflects the broader equity markets universe.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q1'16	14.75%
Worst Quarter:	Q2'15	-5.97%

Average Annual Total Returns<br/>(figures reflect sales charges) For the periods ended December 31, 2019
Average Annual Total Returns{- Franklin Utilities Fund} - Franklin Custodian Funds-29 - Franklin Utilities Fund	Past 1 year	Past 5 years	Past 10 years	Since Inception	[1]
Class A | Return Before Taxes	21.87%	8.57%	11.21%
Class A | After Taxes on Distributions	20.72%	7.31%	10.15%
Class A | After Taxes on Distributions and Sales	13.68%	6.45%	9.03%
Class A1 | Return Before Taxes	22.02%	8.62%	11.24%
Class C | Return Before Taxes	25.16%	8.90%	11.11%
Class R | Return Before Taxes	26.30%	9.06%	11.28%
Class R6 | Return Before Taxes	27.10%	9.72%		10.50%
Advisor Class | Return Before Taxes	26.93%	9.60%	11.84%
S&P 500® Utilities Index (index reflects no deduction for fees, expenses or taxes)	26.35%	10.29%	11.81%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%
[1]	Since inception May 1, 2013.

No one index is representative of the Fund's portfolio.

Historical performance for Class A shares in the bar chart and table above prior to their inception is based on the performance of Class A1 shares and has been adjusted to reflect differences in Rule 12b-1 fees between classes.

The figures in the average annual total returns table above reflect the Class A and Class A1 maximum front-end sales charge of 3.75%. Prior to March 1, 2019. Class A and A1 shares were subject to a maximum front-end sales charge of 4.25%. If the maximum front-end sales charge of 4.25% was reflected, performance for Class A and Class A1 in the average annual total returns table would be lower.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.